Impairment Charges and Reversals - Additional Information (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($)	Sep. 30, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable Amount			$ 2,000,000,000
Goodwill impairments				$ 0	$ 0
Discounted future cash flows
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets		0.10
Discounted future cash flows | Inflation rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets			0.02		0.02
Discounted future cash flows | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets					10
Discounted future cash flows | Minimum | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets			0.10
Discounted future cash flows | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets					15
Discounted future cash flows | Maximum | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets			0.15
Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill impairments					$ 0
Downstream | Discounted future cash flows | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets			0.10
Downstream | Discounted future cash flows | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets			0.12
Downstream | Growth rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets			0.02		0.02
Conventional
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments					$ 555,000,000
Reversal of Impairment			$ 378,000,000
U.S. Manufacturing
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments			11,000,000
CGUs | Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments			0			$ 0
Goodwill impairments			0			$ 0
CGUs | Conventional | Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments	$ 315,000,000				$ 240,000,000
Borger CGU | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable Amount		$ 692,000,000
Borger CGU | U.S. Manufacturing | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments		450,000,000
Wood River CGU | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill impairments		$ 0
Borger, Wood River, and Lima CGUs | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments			1,900,000,000
Amount by which unit's recoverable amount exceeds its carrying amount			2,500,000,000
Toledo CGU | Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments			$ 0
Railcar CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments	$ 3,000,000